Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation (Detail) (Derivative Liabilities [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ (318,000)	$ (227,000)
Derivative converted into Equity	(8,000)
Change in fair market value of Conversion Feature	1,022,000	(91,000)
Balance at end of period	$ 1,332,000	$ (318,000)